Net investment in lease - Schedule of Minimum Lease Receivable from Direct Financing Leases (Detail) - Seaspan [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Leases [Line Items]
2020	$ 95.7
2021	95.4
2022	95.4
2023	297.5
2024	44.5
Thereafter	595.7
Minimum lease receivable from direct financing leases	$ 1,224.2	$ 861.9